Average Annual Total Returns (Vanguard Florida Focused Long-Term Tax-Exempt Fund)	12 Months Ended
Nov. 30, 2012
Vanguard Florida Focused Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.61%
Five Years	5.69%
Ten Years	4.86%
Inception Date	Sep. 01, 1992
Vanguard Florida Focused Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.70%
Five Years	5.77%
Ten Years	4.94%
Inception Date	Nov. 12, 2001
Return After Taxes on Distributions | Vanguard Florida Focused Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.58%
Five Years	5.68%
Ten Years	4.81%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Florida Focused Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.33%
Five Years	5.48%
Ten Years	4.76%
Barclays Municipal Bond Index | Vanguard Florida Focused Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.78%
Five Years	5.91%
Ten Years	5.10%
Barclays Municipal Bond Index | Vanguard Florida Focused Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.78%
Five Years	5.91%
Ten Years	5.10%